Goodwill - Text Details (Detail) - Goodwill € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Goodwill [Line Items]
Increase (decrease) in goodwill	€ (1,112)	€ 507
Extrapolation period for cash flow projections	4 years
Enterprise Informatics
Goodwill [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 148
Enterprise Informatics | Discount rate, measurement input [member]
Goodwill [Line Items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0150
Enterprise Informatics | Compound sales growth rate
Goodwill [Line Items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0250)
Enterprise Informatics | EBITA
Goodwill [Line Items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.24)